SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue recognition
Total revenue	$ 2,007,296	¥ 13,060,073	¥ 9,788,768	¥ 6,086,455
Revenue recognized on freight forwarding services		269,557,000
Accessories
Revenue recognition
Total revenue		¥ 591,716	¥ 419,075	¥ 173,166